Equity (Details)				1 Months Ended	12 Months Ended
	Aug. 21, 2026	Jan. 20, 2026	May 23, 2023	Aug. 31, 2025 item	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Aug. 11, 2026 USD ($) $ / shares shares	Aug. 10, 2026 $ / shares shares	Jul. 25, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jun. 30, 2025 $ / shares shares
Equity
Reverse share split	0.2	0.0167	1
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.0003	$ 0.3
Gross proceeds | $						$ 3,994,222
Number of units received from issuance of class A ordinary shares				30,000,000	30,000,000
Issuance of Class A Ordinary Shares with redemption rights in exchange for crypto assets | $					$ 6,000,000
Subsequent Events
Equity
Amount of common share capital authorized | $							$ 60,000,000
Class A Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0003						$ 0.0003
Number of ordinary shares authorized					190,000,000,000						190,000,000,000
Ordinary shares, shares issued (in shares)					733,246						194,036
Ordinary shares, shares outstanding ((in shares)					733,246						194,036
Class A Ordinary Shares | Subsequent Events
Equity
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0003	$ 0.0003
Number of ordinary shares authorized							190,000,000,000	47,500,000
Class B Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0003						$ 0.0003
Number of ordinary shares authorized					10,000,000,000						10,000,000,000
Ordinary shares, shares issued (in shares)					13,796						2,560
Ordinary shares, shares outstanding ((in shares)					13,796						2,560
Class B Ordinary Shares | Subsequent Events
Equity
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0003	$ 0.0003
Number of ordinary shares authorized							10,000,000,000	2,500,000